VIA EDGAR
---------

January 7, 2003

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C. 20549

ATTN:    Office of Filings, Information and Consumer Services

RE:      Matthews International Funds (the "Trust")
         File Nos. 33-78960
                   811-08510
-------------------------------------------------------------------------------


To the Staff of the Commission:

         As counsel to the Trust and in accordance with Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), we hereby certify the following:

         a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

         b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on December 30, 2002 and became effective on December 31, 2002.

         Kindly direct any questions concerning this filing to the undersigned personally at (415) 856-7049.

                                  Sincerely yours,


                                  /s/ Thao H. Ngo
                                  ---------------------------------------------
                                  Thao H. Ngo
                                  Paul, Hastings, Janofsky & Walker LLP
                                  55 Second Street
                                  San Francisco, California 94105